Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

	April 20, 2026	June 30, 2026
Expected term to De-SPAC (Years)	0.4	0.3
Warrant term	5.0	5.0
Probability of De-SPAC and Market Adjustment	64.0%	73.0%
Forward Risk-Free Rate (Continuous	3.88%	4.18%
Volatility	19.5%	40.0%
Redemption trigger price	$35.00	$35.00
Floor price	$7.28	$7.28

Archimedes Tech SPAC Partners II Co
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2026		2025		2026		2025
		Non-		Non-		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable
Basic net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(106,296,627)	$(30,456,295)	$1,833,298	$525,280	$(104,971,502)	$(30,076,617)	$2,597,582	$920,219
Denominator:
Basic weighted-average shares outstanding	23,000,000	6,590,000	23,000,000	6,590,000	23,000,000	6,590,000	17,535,912	6,212,265
Basic net (loss) income per ordinary share	$(4.62)	$(4.62)	$0.08	$0.08	$(4.56)	$(4.56)	$0.15	$0.15

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2026		2025		2026		2025
		Non-		Non-		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable	Redeemable
Diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(106,296,627)	$(30,456,295)	$1,833,298	$525,280	$(104,971,502)	$(30,076,617)	$2,578,685	$939,116
Denominator:
Diluted weighted-average shares outstanding	23,000,000	6,590,000	23,000,000	6,590,000	23,000,000	6,590,000	17,535,912	6,386,298
Diluted (loss) net income per ordinary share	$(4.62)	$(4.62)	$0.08	$0.08	$(4.56)	$(4.56)	$0.15	$0.15

			For the Period from
			June 7,
			2024 (Inception)
			Through
	For the Year Ended		December 31,
	December 31, 2025		2024
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,071,015	$1,915,723	$—	$(78,700)
Denominator:
Basic weighted-average shares outstanding	20,290,411	6,402,685	—	5,000,000
Basic net income (loss) per ordinary share	$0.30	$0.30	$—	$(0.02)

			For the Period from
			June 7,
			2024 (Inception)
			Through
	For the Year Ended		December 31,
	December 31, 2025		2024
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,051,450	$1,935,288	$—	$(78,700)
Denominator:
Diluted weighted-average shares outstanding	20,290,411	6,488,986	—	5,000,000
Diluted net income (loss) per ordinary share	$0.30	$0.30	$—	$(0.02)

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

	April 20,	June 30,
	2026	2026
Expected term to De-SPAC (Years)	0.4	0.3
Warrant term	5.0	5.0
Probability of De-SPAC and Market Adjustment	64.0%	73.0%
Forward Risk-Free Rate (Continuous	3.88%	4.18%
Volatility	19.5%	40.0%
Redemption trigger price	$35.00	$35.00
Floor price	$7.28	$7.28

February 12,
2025
Implied ordinary share price	$9.93
Exercise price	$11.50
Simulation term (years)	6.5
Risk-free rate (continuous)	4.49%
Selected volatility	3.0%
Calculated value per warrant	$0.15
Probability of de-SPAC and market adjustment	11.0%

February 12,
2025
Implied ordinary share price	$9.93
Exercise price	$11.50
Simulation term (years)	6.5
Risk-free rate (continuous)	4.49%
Selected volatility	3.0%
Calculated value per warrant	$0.15
Probability of de-SPAC and market adjustment	11.0%

Temporary Equity [Table Text Block]

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(1,725,000)
Ordinary shares issuance costs	(13,058,326)
Plus:
Accretion of carrying value to redemption value	24,644,295
Ordinary shares subject to possible redemption, December 31, 2025	$239,860,969
Plus:
Accretion of carrying value to redemption value	4,301,099
Ordinary shares subject to possible redemption, June 30, 2026	$244,162,068

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(1,725,000)
Ordinary shares issuance costs	(13,058,326)
Plus:
Accretion of carrying value to redemption value	24,644,295
Ordinary shares subject to possible redemption, December 31, 2025	$239,860,969